Consolidated Statement of Changes in Net Assets - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Investment Company, Net Assets [Roll Forward]
Beginning balance (in shares)		26,133,510.522
Beginning balance	$ 50	$ 653,338
Share repurchases (in shares)	0
Net investment income	$ 16,955	114,990
Net realized gain (loss) on investment transactions	1,596	(6,457)
Net change in unrealized appreciation (depreciation) on investment transactions	(587)	11,835
Net realized gain (loss) on extinguishment of debt	(1,541)	1,274
Total increase (decrease) common shares, outstanding value	$ 653,288	$ 1,079,004
Ending balance (in shares)	26,133,510.522	69,008,371.263
Ending balance	$ 653,338	$ 1,732,342
Common Class I [Member]
Investment Company, Net Assets [Roll Forward]
Beginning balance (in shares)		26,133,510.522
Beginning balance		$ 653,338
Issuance of common shares	$ 650,273	980,376
Share repurchases		$ (2,310)
Shares issued in connection with dividend reinvestment plan (in shares)	120,582.922	1,286,818.118
Shares issued in connection with dividend reinvestment plan	$ 3,018	$ 32,302
Distributions from distributable earnings (losses)	(10,938)	(102,602)
Distributions declared and payable	$ (5,488)	$ (14,602)
Ending balance (in shares)	26,133,510.522	66,374,648.607
Ending balance	$ 653,338	$ 1,666,227
Common Class S [Member]
Investment Company, Net Assets [Roll Forward]
Issuance of common shares		$ 65,459
Shares issued in connection with dividend reinvestment plan (in shares)		30,451.941
Shares issued in connection with dividend reinvestment plan		$ 765
Distributions from distributable earnings (losses)		(1,493)
Distributions declared and payable		$ (533)
Ending balance (in shares)		2,633,722.656
Ending balance		$ 66,115
Common Shares
Investment Company, Net Assets [Roll Forward]
Beginning balance (in shares)	2,000.000	26,133,510.522
Beginning balance		$ 261
Total increase (decrease) common shares, outstanding (in shares)	26,131,510.522	42,874,860.741
Total increase (decrease) common shares, outstanding value	$ 261	$ 429
Ending balance (in shares)	26,133,510.522	69,008,371.263
Ending balance	$ 261	$ 690
Common Shares | Common Class I [Member]
Investment Company, Net Assets [Roll Forward]
Issuance of common shares (in shares)	26,010,927.600	39,047,346.301
Issuance of common shares	$ 260	$ 391
Share repurchases (in shares)		(93,026.334)
Share repurchases		$ (1)
Shares issued in connection with dividend reinvestment plan (in shares)	120,582.922	1,286,818.118
Shares issued in connection with dividend reinvestment plan	$ 1	$ 13
Common Shares | Common Class S [Member]
Investment Company, Net Assets [Roll Forward]
Issuance of common shares (in shares)		2,603,270.715
Issuance of common shares		$ 26
Shares issued in connection with dividend reinvestment plan (in shares)		30,451.941
Paid in Capital in Excess of Par
Investment Company, Net Assets [Roll Forward]
Beginning balance	50	$ 652,789
Tax reclassification of shareholders equity in accordance with generally accepted accounting principles	(291)	(1,430)
Total increase (decrease) common shares, outstanding value	652,739	1,074,733
Ending balance	652,789	1,727,522
Paid in Capital in Excess of Par | Common Class I [Member]
Investment Company, Net Assets [Roll Forward]
Issuance of common shares	650,013	979,985
Share repurchases		(2,309)
Shares issued in connection with dividend reinvestment plan	3,017	32,289
Paid in Capital in Excess of Par | Common Class S [Member]
Investment Company, Net Assets [Roll Forward]
Issuance of common shares		65,433
Shares issued in connection with dividend reinvestment plan		765
Distributable Earnings (Losses)
Investment Company, Net Assets [Roll Forward]
Beginning balance		288
Net investment income	16,955	114,990
Net realized gain (loss) on investment transactions	1,596	(6,457)
Net change in unrealized appreciation (depreciation) on investment transactions	(587)	11,835
Net realized gain (loss) on extinguishment of debt	(1,541)	1,274
Tax reclassification of shareholders equity in accordance with generally accepted accounting principles	291	1,430
Total increase (decrease) common shares, outstanding value	288	3,842
Ending balance	288	4,130
Distributable Earnings (Losses) | Common Class I [Member]
Investment Company, Net Assets [Roll Forward]
Distributions from distributable earnings (losses)	(10,938)	(102,602)
Distributions declared and payable	$ (5,488)	(14,602)
Distributable Earnings (Losses) | Common Class S [Member]
Investment Company, Net Assets [Roll Forward]
Distributions from distributable earnings (losses)		(1,493)
Distributions declared and payable		$ (533)